Voya VACS Series HYB Fund Average Annual Total Returns - No Class			12 Months Ended	34 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent			8.87%	9.38%
Performance Inception Date		Feb. 24, 2023
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.71%	6.03%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.27%	5.74%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	4.86%
Bloomberg U.S. High Yield Ba/B 2% Issuer Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.78%	9.28%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.62%	9.87%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.